Convertible Preferred Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended						0 Months Ended
	Jul. 31, 2012	Jul. 31, 2010	Jul. 31, 2011	Apr. 15, 2012 Common Stock [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series A [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series B [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series C [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series D [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series E [Member]	May 01, 2010 Convertible Preferred Stock [Member] Series F [Member] Netcordia [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series F-1 [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series F-2 [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series F-3 [Member]
Class of Stock [Line Items]
Shares converted into common stock				26,841,363
Shares Authorized	0		85,128,977		1,314	27,060	29,197,081	17,000,000	26,000,000		2,833,043	6,738,927	3,331,552
Shares Issued	0		80,512,394		1,311	24,329	26,088,294	16,332,746	25,331,709		2,806,150	6,699,401	3,228,454
Shares Outstanding	0		80,512,394		1,311	24,329	26,088,294	16,332,746	25,331,709		2,806,150	6,699,401	3,228,454
Carrying Value	$ 0		$ 107,506		$ 1,739	$ 1,977	$ 7,922	$ 22,285	$ 43,993		$ 6,425	$ 15,610	$ 7,555
Liquidation Preferences			95,717		1,197	2,000	8,113	22,376	44,021		3,000	10,000	5,010
Convertible preferred stock, shares issued										12,734,005
Fair value of preferred stock issued		$ 10,145								$ 29,600
Noncumulative dividends on convertible preferred stock	8.00%